Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
International Value Fund I (Prospectus Summary): | International Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL VALUE FUND I
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 16, 2011

to the Institutional Class Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Effective March 1, 2012, this Fund will change its name to the Overseas Fund.

Investment Strategy, Heading	rr_StrategyHeading	At that time, under the Principal Investment Strategies heading, delete the first sentence and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund will invest in emerging market countries.
International Value Fund I | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX